UNITED STATES
                      SECURITIES AND EXCHANGE COMMONMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                -----------------------

Check here if Amendment  (    ); Amendment Number:
                                                   --------------------
This Amendment (Check only one.):      (      )      is a restatement.
                                       (      )      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Harding, Loevner Management, L.P.
                ----------------------------------------------
Address:        50 Division Street
                ----------------------------------------------
                Suite 401
                ----------------------------------------------
                Somerville, NJ  08876
                ----------------------------------------------

Form 13F File Number: 28 - 4434
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David R. Loevner
       ------------------------------------------------------------------------
Title: President of HLM Holdings, Inc., GP of Harding, Loevner Management, L.P.
       ------------------------------------------------------------------------
Phone: 908-947-0134
       ------------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David R. Loevner                    Somerville, NJ
---------------------------------       -----------------------     -----------
(Signature)                             (City, State)               (Date)

Report Type   (Check only one.):

(  X )     13F HOLDINGS REPORT.    (Check here if all holdings of this
           reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(    )     13F COMMONBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                --------------------------

Form 13F Information Table Entry Total:         63
                                                --------------------------

Form 13F Information Table Value Total:         $269,962,353
                                                --------------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F                        Report for Quarter Ended December 31, 2002
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
-------------------------------------------------------------------------------


        Item 1:           Item 2:       Item 3:         Item 4:          Item 5:
                                                     Fair Market       Shares or
                         Title of                    -----------       ---------
   Name Of Issuer         Class         CUSIP          Value        Principal Amount
   --------------       ---------    -----------     -----------    ----------------



ALLIED CAPITAL          COMMON       01903Q 10 8       4,452,311         203,954
AMERICAN INT'L. GROUP   COMMON       026874 10 7       4,730,510          81,772
ANGLO AMERICAN PLC ADR  SPONSORED
                           ADR       03485P 10 2         471,025          32,262
AOL TIME WARNER         COMMON       00184A 10 5       1,490,911         113,810
ARACRUZ CELULOSE SA     SPONSORED
                        ADR CL B     038496 20 4         295,716          15,933
AUTOMATIC DATA PROCESSING COMMON     053015 10 3       3,333,502          84,930
BANCO SANTANDER CHILE   SPONSORED
                       ADR REP COM   05965X 10 9         286,902          15,400
BARCLAYS PLC               ADR       06738E 20 4         476,045          76,800
BAXTER INTL INC.        COMMON       071813 10 9       2,514,400          89,800
BERKSHIRE HATHAWAY INC. CLASS A      084670 10 8       2,764,500              38
BERKSHIRE HATHAWAY INC. CLASS B      084670 20 7         695,401             287
BP PLC                  SPONSORED
                           ADR       055622 10 4      26,153,722         643,388
CANON INC.              SPONSORED
                           ADR       138006 30 9       5,340,302         144,920
CATERPILLAR INC.        COMMON       149123 10 1       1,589,227          34,760
CEMEX S A               SPONSORED
                        ADR 5 ORD    151290 88 9         215,401          10,014
CHINA MOBILE HONG       SPONSORED
KONG LTD.                  ADR       16941M 10 9       1,351,390         111,870
COLGATE-PALMOLIVE CO.   COMMON       194162 10 3       4,134,105          78,850
CRH PLC                 SPONSORED
                           ADR       12626K 20 3         573,461          47,005
DASSAULT SYSTEMES       SPONSORED
                           ADR       237545 10 8         393,832          17,975
DEUTSCHE BK AG NAMEN       ORD       D18190 89 8       1,176,864          25,905
DR. REDDYS LABS LTD.    SPONSORED
                           ADR       256135 20 3         309,280          16,000
EMBOTELLADORA ANDINA    SPONSORED
S A                       ADR A      29081P 20 4         108,190          15,500
EMCORE CORP.            COMMON       290846 10 4          22,294          10,180
EMERSON ELECTRIC CO     COMMON       291011 10 4       1,498,804          29,475
ENCANA CORP.            SPONSORED
                           ADR       292505 10 4      34,581,925       1,111,959
EXXON MOBIL CORP.       COMMON       30231G 10 2       3,404,204          97,430
FLEETBOSTON FINL CORP.  COMMON       339030 10 8         224,605           9,243
GENENTECH INC.          COMMON NEW   368710 40 6       3,669,651         110,665
GRUPO TMM S.A.          SPONSORED
                        ADR A SHARES 40051D 10 5         210,635          40,900
HDFC BANK LTD           ADR REPS
                         3 SHS       40415F 10 1         152,098          11,300
HONDA MOTOR LTD         AMERN SHS    438128 30 8         997,811          27,000
HSBC HOLDINGS PLC       SPONSORED
                         ADR NEW     404280 40 6       1,974,222          35,908
IMPERIAL OIL LTD.          ADR       453038 40 8      18,957,240         660,531
ING GROUP N V           SPONSORED
                           ADR       456837 10 3       2,132,449         126,630
INTEL CORP.              COMMON      458140 10 0       2,570,296         165,080
ISHARES              MSCI EAFE INDEX 464287 46 5         401,981           4,060
JP MORGAN CHASE & CO.   COMMON       46625H 10 0       1,954,080          81,420
KINDER MORGAN INC. KANS COMMON       49455P 10 1       3,776,402          89,340
LLOYDS TSB GROUP PLC   SPONSORED
                           ADR       539439 10 9         496,894          17,380
LUXOTTICA GROUP SPA     SPONSORED
                           ADR       55068R 20 2      20,921,369       1,532,701
MERCK & CO.             COMMON       589331 10 7       4,254,241          75,150
NOKIA CORP              SPONSORED
                           ADR       654902 20 4         861,800          55,600
NOMURA HOLDINGS INC.    SPONSORED
                           ADR       65535H 20 8       2,902,507         267,020
NOVO-NORDISK A S           ADR       670100 20 5       1,905,377          65,930
ORACLE CORP.            COMMON       68389X 10 5       6,316,423         584,854
PEARSON PLC             SPONSORED
                           ADR       705015 10 5       2,518,282         269,335
R.O.C TAIWAN FUND       SH BEN INT   749651 10 5         229,635          56,700
RIO TINTO PLC           SPONSORED
                           ADR       767204 10 0       3,732,184          46,928
ROYAL DUTCH PETE
CO                    NY REG EUR. 56 780257 80 4       1,100,500          25,000
SAPPI LTD.              SPONSORED
                        ADR NEW      803069 20 2         438,904          33,200
SASOL                   SPONSORED
                           ADR       803866 30 0       6,935,517         553,955
SATYAM COMPUTER
SERVICES LTD.              ADR       804098 10 1         312,255          24,300
SCHLUMBERGER LTD.       COMMON       806857 10 8       2,239,609          53,210
SONY CORP               ADR NEW      835699 30 7       2,619,467          63,410
TAIWAN SEMICONDUCTOR    SPONSORED
MFG LTD                    ADR       874039 10 0       4,154,534         589,296
TEVA PHARMACEUTICAL        ADR
INDS LTD                             881624 20 9      18,270,020         473,194
TJX COMPANIES INC       COMMON       872540 10 9       3,845,440         197,000
TOTAL FINA ELF SA       SPONSORED
                           ADR       89151E 10 9       1,015,300          14,200
UBS AG               REG. (NY SHARE) H8920M 85 5       1,697,433          35,275
UNILEVER PLC            SPONSORED
                        ADR NEW      904767 70 4       8,566,470         223,960
VODAFONE GROUP PLC      SPONSORED
(UK)                       ADR       92857W 10 0      28,244,151       1,558,728
WPP GROUP PLC           SPONSORED
                        ADR NEW      929309 30 0       2,591,757          68,420
WRIGLEY, (WM) JR.       COMMON       982526 10 5       4,406,590          80,295

                TOTAL                                269,962,353

                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------



ALLIED CAPITAL            X                                              X
AMERICAN INT'L. GROUP     X                                              X
ANGLO AMERICAN PLC ADR
                          X                                              X
AOL TIME WARNER           X                                              X
ARACRUZ CELULOSE SA
                          X                                              X
AUTOMATIC DATA PROCESSING X                                              X
BANCO SANTANDER CHILE
                          X                                              X
BARCLAYS PLC              X                                              X
BAXTER INTL INC.          X                                              X
BERKSHIRE HATHAWAY INC.   X                                              X
BERKSHIRE HATHAWAY INC.   X                                              X
BP PLC
                          X                                              X
CANON INC.
                          X                                              X
CATERPILLAR INC.          X                                              X
CEMEX S A
                          X                                              X
CHINA MOBILE HONG
KONG LTD.                 X                                              X
COLGATE-PALMOLIVE CO.     X                                              X
CRH PLC
                          X                                              X
DASSAULT SYSTEMES
                          X                                              X
DEUTSCHE BK AG NAMEN      X                                              X
DR. REDDYS LABS LTD.
                          X                                              X
EMBOTELLADORA ANDINA
S A                       X                                              X
EMCORE CORP               X                                              X
EMERSON ELECTRIC CO       X                                              X
ENCANA CORP.
                          X                                              X
EXXON MOBIL CORP.         X                                              X
FLEETBOSTON FINL CORP.    X                                              X
GENENTECH INC.            X                                              X
GRUPO TMM S.A.
                          X                                              X
HDFC BANK LTD.
                          X                                              X
HONDA MOTOR LTD           X                                              X
HSBC HOLDINGS PLC
                          X                                              X
IMPERIAL OIL LTD.         X                                              X
ING GROUP NV
                          X                                              X
INTEL CORP.               X                                              X
ISHARES                   X                                              X
JP MORGAN CHASE & CO.     X                                              X
KINDER MORGAN INC. KANS   X                                              X
LLOYDS TSB GROUP PLC
                          X                                              X
LUXOTTICA GROUP SPA
                          X                                              X
MERCK & CO.               X                                              X
NOKIA CORP
                          X                                              X
NOMURA HOLDINGS INC.
                          X                                              X
NOVO-NORDISK A S          X                                              X
ORACLE CORP.              X                                              X
PEARSON PLC
                          X                                              X
R.O.C TAIWAN FUND         X                                              X
RIO TINTO PLC
                          X                                              X
ROYAL DUTCH PETE CO       X                                              X
SAPPI LTD.                X                                              X
                          X                                              X
SASOL
                          X                                              X
SATYAM COMPUTER
SERVICES LTD.             X                                              X
SCHLUMBERGER LTD.         X
SONY CORP.                X                                              X
TAIWAN SEMICONDUCTOR
MFG LTD                   X                                              X
TEVA PHARMACEUTICAL
INDS LTD                  X                                              X
TJX COMPANIES INC         X                                              X
TOTAL FINA ELF SA         X                                              X
UBS AG                    X                                              X
UNILEVER PLC
                          X                                              X
VODAFONE GROUP PLC
(UK)                      X                                              X
WPP GROUP PLC
                          X                                              X
WRIGLEY, (WM) JR.         X                                              X


